Average Annual Total Returns - (Morgan Stanley Institutional Liquidity Funds) - Institutional Plus Class		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.14%	2.37%	1.65%
Average Annual Return, Percent	[2]	5.07%	2.33%	1.62%
Average Annual Return, Percent	[3]	5.07%	2.31%	1.59%

[1]	Institutional Select Class shares are not offered in this Prospectus. Institutional Plus Class shares of the Fund had not completed a full calendar year of operations as of December 31, 2024 and therefore Institutional Plus Class shares do not have annualized return information to report. Institutional Plus Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund’s Institutional Plus Class shares will be shown in future prospectuses offering the Fund’s Institutional Plus Class shares after the Fund’s Institutional Plus Class shares have a full calendar year of return information to report.
[2]	Institutional Select Class shares are not offered in this Prospectus. Institutional Plus Class shares of the Fund had not completed a full calendar year of operations as of December 31, 2024 and therefore Institutional Plus Class shares do not have annualized return information to report. Institutional Plus Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund’s Institutional Plus Class shares will be shown in future prospectuses offering the Fund’s Institutional Plus Class shares after the Fund’s Institutional Plus Class shares have a full calendar year of return information to report.
[3]	Institutional Select Class shares are not offered in this Prospectus. Institutional Plus Class shares of the Fund had not completed a full calendar year of operations as of December 31, 2024 and therefore Institutional Plus Class shares do not have annualized return information to report. Institutional Plus Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund’s Institutional Plus Class shares will be shown in future prospectuses offering the Fund’s Institutional Plus Class shares after the Fund’s Institutional Plus Class shares have a full calendar year of return information to report.